CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 81,154	$ 11,605		¥ 126,614
Trade receivables, net	21,714	3,105		44,506
Financial assets measured at fair value	1,291	185		45
Inventories	17	2		0
Prepayments, other receivables and other assets, net	105,724	15,118		204,177
Other financial assets	0	0		9,129
Assets classified as held for sale	4,148	593		55,026
Total current assets	214,048	30,608		439,497
Non-current assets
Right-of-use assets	2,794	400		4,804
Financial assets measured at fair value, non-current	92,396	13,211		198,949
Investments accounted for using equity method	421	60		411
Property, plant and equipment, net	1,127	161		2,601
Intangible assets, net	1,592	228		2,335
Other non-current assets	194	28		2,047
Total non-current assets	98,524	14,088		211,147
Total assets	312,572	44,696		650,644
Current liabilities
Borrowings, current	501,763	71,751		772,978
Current lease liabilities	1,469	210		1,254
Trade payables	230,832	33,009		104,224
Income tax payables	796	114		796
Other payables and accruals	358,357	51,244		179,051
Financial liabilities at fair value through profit or loss	22,044	3,152		241,524
Liabilities relating to assets classified as held for sale	7,903	1,130		50,586
Total current liabilities	1,123,164	160,610		1,350,413
Non-current liabilities
Borrowings, non-current	80,961	11,577		51,067
Non-current lease liabilities	1,121	160		3,298
Total non-current liabilities	82,082	11,737		54,365
Total liabilities	1,205,246	172,347		1,404,778
EQUITY
Share capital	239	34		186,678
Subscription receivable	(138,363)	(19,787)		(4,696)
Treasury shares	(1)	0	[1]	(6,862)
Warrant outstanding	29,587	4,231		29,587
Additional paid-in capital	7,818,000	1,117,960		7,389,684
Other reserves	47,162	6,744		(97,194)
Accumulated losses	(8,690,607)	(1,242,740)		(8,251,652)
Non-controlling interests	41,309	5,907		321
Total equity	(892,674)	(127,651)		(754,134)
Total equity and liabilities	¥ 312,572	$ 44,696		¥ 650,644

[1]	Representing an amount with an absolute value of less than US$1,000 (including negative amounts).